Debt (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Total Principal		$ 207,100,000	$ 10,400,000
Current and Short-Term		2,100,000	2,800,000
Long-Term		205,000,000	7,600,000
Proceeds from Issuance of Debt	210,000,000	210,000,000
Line of Credit Facility, Maximum Borrowing Capacity		50,000,000
Letters of credit maximum borrowing capacity		15,000,000
Swing line loan maximum borrowing capacity		15,000,000
Debt Instrument, Maturity Date, Description		The Term Facility has a five-year term, ending May 27, 2019, and the Revolving Facility has a three-year term, ending May 27, 2017.
Letters of Credit Outstanding, Amount		3,200,000
Debt Instrument, Periodic Payment, Principal		525,000
Original issue discount percentage on debt		1.00%
Original issue discount amount on debt		2,100,000
Debt Issuance Cost		10,000,000
Debt Instrument [Line Items]
Debt Instrument, Covenant Description		The Credit Facility contains customary representations, covenants, and events of default typical for credit arrangements of comparable size, including our maintenance of a consolidated leverage ratio of not greater than: (i) 3.5 to 1.0 for the quarters ended September 30, 2014 and December 31, 2014; (ii) 3.0 to 1.0 for the quarters ending March 31, 2015 and June 30, 2015; and (iii) 2.5 to 1.0 for the quarters ending on and after September 30, 2015. The Credit Facility also contains customary material adverse effects and cross-default clauses. The cross-default clause is applicable to defaults on other indebtedness in excess of $30.0 million.
ShortTermCommittedFinancingArrangementsMaximumAmount		30,100,000
ShortTermCommittedFinancingArrangementsUnavailableAmountDueToThirdPartyLettersOfCredit		14,300,000
Long-term Debt, Fair Value		200,600,000	9,800,000
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months		2,100,000
Long-term Debt, Maturities, Repayments of Principal in Year Two		2,100,000
Long-term Debt, Maturities, Repayments of Principal in Year Three		2,100,000
Long-term Debt, Maturities, Repayments of Principal in Year Four		2,100,000
Long-term Debt, Maturities, Repayments of Principal in Year Five		200,600,000
Repayments of Long-term Debt, Long-term Capital Lease Obligations, and Capital Securities		$ 209,000,000
Base Rate [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		4.50%
Base Rate [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		1.00%
Spread over LIBOR [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		5.50%